United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                               Amended Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 4/30/05


               Date of Reporting Period: Fiscal year ended 4/30/05









Item 4 (g) in the original N-CSR filing for the period ended April 30, 2005, is corrected to read:


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $313,435

                  Fiscal year ended 2004 - $747,501



Item 12.          Exhibits










SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas, Principal Financial Officer


Date              August 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue, Principal Executive Officer


Date              August 15, 2005


By                /S/ Richard J. Thomas, Principal Financial Officer


Date              August 15, 2005